ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2021 and 2022 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2021	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	502	(375)	127
Accounts receivable from post facilitation service	5,825	(1,683)	4,142
Accounts receivable from referral services	10,797	—	10,797
Total	17,124	(2,058)	15,066

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2022	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	9,176	—	9,176
Total	9,176	—	9,176

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Accounts receivable from loan facilitation service	184,425	(102,832)	(64,131)	17,462
Accounts receivable from post facilitation service	273	33,241	(29,556)	3,958
Accounts receivable from referral services	—	1,836	—	1,836
Total	184,698	(67,755)	(93,687)	23,256

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021
Accounts receivable from loan facilitation service	17,462	(11,309)	(5,778)	375
Accounts receivable from post facilitation service	3,958	1,732	(4,007)	1,683
Accounts receivable from referral services	1,836	—	(1,836)	—
Total	23,256	(9,577)	(11,621)	2,058

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022
Accounts receivable from loan facilitation service	375	—	(375)	—
Accounts receivable from post facilitation service	1,683	—	(1,683)	—
Total	2,058	—	(2,058)	—

The Group’s contract assets as of December 31, 2021 and 2022 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2021	Contract assets	Contract assets	net
Contract assets from loan facilitation service	3,097,872	(287,397)	2,810,475
Contract assets from post facilitation service	282,767	(26,457)	256,310
Contract assets from referral services	238,877	—	238,877
Total	3,619,516	(313,854)	3,305,662

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2022	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,951,326	(288,365)	2,662,961
Contract assets from post facilitation service	321,477	(26,601)	294,876
Contract assets from referral services	162,931	—	162,931
Total	3,435,734	(314,966)	3,120,768

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

The movement of allowance for uncollectible contract assets for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Contract assets from loan facilitation service	6,662	220,582	(4,718)	222,526
Contract assets from post facilitation service	231	11,217	(1,403)	10,045
Total	6,893	231,799	(6,121)	232,571

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021
Contract assets from loan facilitation service	222,526	157,708	(92,837)	287,397
Contract assets from post facilitation service	10,045	52,379	(35,967)	26,457
Total	232,571	210,087	(128,804)	313,854

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022
Contract assets from loan facilitation service	287,397	158,696	(157,728)	288,365
Contract assets from post facilitation service	26,457	65,247	(65,103)	26,601
Total	313,854	223,943	(222,831)	314,966

The Group’s contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2021 and 2022 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2021	assets	and contract assets	Assets, net

Contract assets from loan facilitation service	953,846	(120,208)	833,638
Contract assets from post facilitation service	5,178	(1,809)	3,369
Total	959,024	(122,017)	837,007

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2022	assets	and contract assets	Assets, net

Contract assets from loan facilitation service	331,457	(88,348)	243,109
Contract assets from post facilitation service	20,907	(7,259)	13,648
Contract assets from referral services	(8,555)	—	(8,555)
Total	343,809	(95,607)	248,202

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021

Contract assets from loan facilitation service	8,072	117,613	(5,477)	120,208
Contract assets from post facilitation service	227	6,482	(4,900)	1,809
Total	8,299	124,095	(10,377)	122,017

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022

Contract assets from loan facilitation service	120,208	(4,334)	(27,526)	88,348
Contract assets from post facilitation service	1,809	18,457	(13,007)	7,259
Total	122,017	14,123	(40,533)	95,607

The principal of accounts receivable and contract assets by year of origination:

	2021	2020	Total
As of December 31, 2021
Loan facilitation service	2,708,137	390,236	3,098,373
Post facilitation service	249,726	38,867	288,593
Referral Service	249,674	—	249,674
Total	3,207,537	429,103	3,636,640

	2022	2021	2020	Total
As of December 31, 2022
Loan facilitation service	2,723,311	223,233	4,781	2,951,325
Post facilitation service	299,197	18,170	4,110	321,477
Referral Service	172,108	—	—	172,108
Total	3,194,616	241,403	8,891	3,444,910